ROYALTY RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Royalty Receivable Details
Beginning balance
Royalty received for exploration and evaluation asset (Note 5)	3,603,680
Finance income	117,379
Change in foreign exchange rate	(180,306)
Ending balance	$ 3,540,753